Cover	Nov. 02, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	1-10356
Entity Registrant Name	CRAWFORD & COMPANY
Entity Central Index Key	0000025475
Entity Tax Identification Number	58-0506554
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	5335 Triangle Parkway
Entity Address, City or Town	Peachtree Corners
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30092
City Area Code	404
Local Phone Number	300-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock — $1.00 Par Value
Trading Symbol	CRD-A
Security Exchange Name	NYSE
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock — $1.00 Par Value
Trading Symbol	CRD-B
Security Exchange Name	NYSE